Notes to the consolidated cash flow statement	6 Months Ended
Mar. 31, 2024
Notes to the consolidated cash flow statement
Notes to the consolidated cash flow statement

Note 15. Notes to the consolidated cash flow statement

Reconciliation of net cash provided by/(used in) operating activities to profit after income tax expense for the period is set out below:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Profit after income tax expense	3,342	3,196	4,005	5	(17)
Adjustments:
Depreciation, amortisation and impairment	787	701	536	12	47
Impairment charges/(benefits)	452	321	518	41	(13)
Net decrease/(increase) in current and deferred tax	(321)	409	256	large	large
(Increase)/decrease in accrued interest receivable	(287)	(172)	(558)	67	(49)
(Decrease)/increase in accrued interest payable	536	1,050	1,350	(49)	(60)
(Decrease)/increase in provisions	(363)	353	(526)	large	(31)
Other non-cash items	153	(1,263)	413	large	(63)
Cash flows from operating activities before changes in operating assets and liabilities	4,299	4,595	5,994	(6)	(28)
Net (increase)/decrease in:
Collateral paid	(215)	(353)	1,898	(39)	large
Trading securities and financial assets measured at FVIS	(3,464)	443	(4,967)	large	(30)
Derivative financial instruments	313	4,247	(165)	(93)	large
Loans	(12,737)	(22,196)	(5,074)	(43)	151
Other financial assets	(339)	276	(148)	large	129
Other assets	4	(18)	26	large	(85)
Net increase/(decrease) in:
Collateral received	(971)	(107)	(2,781)	large	(65)
Deposits and other borrowings	15,482	11,228	13,464	38	15
Other financial liabilities	3,758	(16,818)	(328)	large	large
Other liabilities	(5)	(8)	(4)	(38)	25
Net cash provided by/(used in) operating activities	6,125	(18,711)	7,915	large	(23)

Note 15. Notes to the consolidated cash flow statement (Continued)

Details of the assets and liabilities over which control ceased

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2024	2023	2023
Assets:
Cash and balances with central banks	-	-	18
Other financial assets	-	-	18
Intangible assets	-	-	55
Total assets	-	-	91
Liabilities:
Other financial liabilities	-	-	22
Provisions	-	-	1
Total liabilities	-	-	23
Total equity attributable to owners of WBC	-	-	68
Cash proceeds received (net of transaction costs)	-	-	311
Total consideration	-	-	311
Gain/(loss) on disposal	-	-	243
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	-	-	311
Less: Cash deconsolidated	-	-	(18)
Cash consideration received (net of transaction costs and cash held)	-	-	293

Businesses disposed

No businesses were disposed of during First Half 2024 and Second Half 2023.

During First Half 2023, Westpac disposed of its 100% interest in AAML through a sale to Mercer (Australia), and merged its BT personal and corporate superannuation fund with Mercer Super Trust by way of successor fund transfer.

Non-cash financing activities

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Shares issued under the dividend reinvestment plan	-	2	190	(100)	(100)
Increase in lease liabilities	168	77	158	118	6

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $295 million (30 September 2023: $299 million, 31 March 2023: $328 million) which are included in cash and balances with central banks.